Employee Benefit Plans and Postretirement Benefits (Tables)	9 Months Ended
Sep. 30, 2017
Postemployment Benefits [Abstract]
Net Periodic Benefit Cost

The following summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the three and nine months ended September 30, 2017 and 2016:

	Pension		Healthcare		Other
	Three Months Ended September 30,		Three Months Ended September 30,		Three Months Ended September 30,
	2017	2016	2017	2016	2017	2016
	(in millions)
Service cost	$7	$7	$2	$2	$3	$3
Interest cost	17	22	9	10	1	1
Expected return on assets	(26)	(28)	(1)	(2)	—	—
Amortization of:
Prior service credit	—	—	(1)	(1)	—	1
Actuarial loss	21	19	1	4	—	—
Other	—	—	—	—	—	—
Net periodic benefit cost	$19	$20	$10	$13	$4	$5

	Pension		Healthcare		Other
	Nine Months Ended September 30,		Nine Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016	2017	2016
	(in millions)
Service cost	$21	$22	$5	$5	$10	$10
Interest cost	53	66	27	30	2	3
Expected return on assets	(80)	(86)	(5)	(5)	—	—
Amortization of:
Prior service credit	—	—	(2)	(3)	—	1
Actuarial loss	64	58	4	11	1	—
Other	3	—	—	—	—	—
Net periodic benefit cost	$61	$60	$29	$38	$13	$14